13. STOCK INCENTIVE PLAN (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Number of outstanding stock options	17,755,448	17,747,090
Weighted average remaining life (years)	3 years	3 years 5 months 8 days
Weighted average exercise price exerciseable	$ .460	$ 0.455
Number exercisable	17,755,448	17,747,090
Weighted average exercise price exerciseable		$ 0.455
Stock Options
Number of outstanding stock options		4,532,668
Weighted average remaining life (years)		3 years 8 months 12 days
Weighted average exercise price exerciseable		$ 2.025
Number exercisable		559,042
Weighted average exercise price exerciseable		$ 1.122
$0.250
Number of outstanding stock options		530,000
Weighted average remaining life (years)		6 months
Weighted average exercise price exerciseable		$ 0.250
Number exercisable		165,625
Weighted average exercise price exerciseable		$ 0.250
$1.28 - $1.50
Number of outstanding stock options		1,860,000
Weighted average remaining life (years)		3 years 9 months 29 days
Weighted average exercise price exerciseable		$ 1.350
Number exercisable		360,000
Weighted average exercise price exerciseable		$ 1.280
$11.79 - $1.90
Number of outstanding stock options		60,000
Weighted average remaining life (years)		4 years 6 months 22 days
Weighted average exercise price exerciseable		$ 1.850
Number exercisable		12,083
Weighted average exercise price exerciseable		$ 1.840
$3.03 - $4.20
Number of outstanding stock options		2,080,000
Weighted average remaining life (years)		4 years 29 days
Weighted average exercise price exerciseable		$ 3.080
Number exercisable		20,000
Weighted average exercise price exerciseable		$ 4.200
$13.50 - $15.00
Number of outstanding stock options		2,668
Weighted average remaining life (years)		6 months
Weighted average exercise price exerciseable		$ 14.250
Number exercisable		1,334
Weighted average exercise price exerciseable		$ 13.500